PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 115.9%
Bank Loans 5.3%
Germany 0.4%
Speedster Bidco GmbH, Second Lien Term Loan, 3 Month EURIBOR + 6.000%	6.000%(c)	03/31/28	EUR	2,075	$2,174,657
Luxembourg 0.2%
Intelsat Jackson Holdings SA, Term B Loan, Term SOFR + 4.250%	4.920(c)	02/01/29		1,427	1,382,385
Saint Lucia 0.4%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	3.500(c)	05/27/24		2,436	2,315,188
United Kingdom 2.2%
CD&R Firefly Bidco Ltd., Initial Term Loan, SONIA + 8.356%^	8.551(c)	06/19/26	GBP	4,500	5,658,525
Constellation Automotive Group Ltd., Facility 1 Loan, SONIA + 7.500%	8.088(c)	07/27/29	GBP	3,000	3,703,976
EG America LLC, Project Becker Additional Facility, 3 Month LIBOR + 4.250%	5.246(c)	03/31/26		409	400,371
EG Group Ltd., Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	7.000(c)	04/30/27	EUR	2,800	2,908,321
					12,671,193
United States 2.1%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.021(c)	11/01/25		3,610	3,853,675
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	7.014(c)	03/28/24		774	770,994
Diamond Sports Group LLC,
Second Lien Term Loan, Term SOFR + 3.250%	3.656(c)	08/24/26		267	87,644
Term Loan, Term SOFR + 8.000%	9.000(c)	05/25/26		262	266,585

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United States (cont’d.)

Finastra USA, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.489%(c)	06/13/25		1,175	$1,129,469
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	4.514(c)	03/06/28		1,481	1,464,641
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26		2,476	1,344,122
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	6.187(c)	07/14/28		1,511	1,496,396
Stonegate Pub Co. Ltd., Second Lien Delayed Draw Term Loan, 3 Month GBP LIBOR + 8.500%^	8.767(c)	03/06/28	GBP	1,550	1,929,557
					12,343,083

Total Bank Loans (cost $33,288,336)					30,886,506
Convertible Bonds 0.5%
Jamaica 0.0%
Digicel Group Holdings Ltd., Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A	7.000	05/16/22(oo)		42	31,100
Spain 0.5%
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN, Series CLNX	0.750	11/20/31	EUR	3,400	3,031,952

Total Convertible Bonds (cost $3,872,636)					3,063,052
Corporate Bonds 87.3%
Argentina 0.1%
YPF SA,
Sr. Unsec’d. Notes, 144A	8.500	03/23/25		347	318,906
Sr. Unsec’d. Notes, 144A	8.500	07/28/25		300	245,416
					564,322

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Australia 0.1%
FMG Resources August 2006 Pty Ltd., Sr. Unsec’d. Notes, 144A	6.125%	04/15/32	725	$720,286
Bahrain 0.1%
Oil & Gas Holding Co. BSCC (The), Sr. Unsec’d. Notes, 144A(aa)	7.625	11/07/24	380	398,220
Belarus 0.0%
Development Bank of the Republic of Belarus JSC, Sr. Unsec’d. Notes, 144A	6.750	05/02/24	850	17,000
Brazil 3.5%
Banco do Brasil SA, Sr. Unsec’d. Notes, 144A	4.875	01/11/29	1,250	1,214,797
Banco Votorantim SA, Sr. Unsec’d. Notes, 144A, MTN(aa)	4.500	09/24/24	1,120	1,127,592
Embraer Netherlands Finance BV, Gtd. Notes, 144A(aa)	6.950	01/17/28	2,055	2,059,627
Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes	4.875	01/22/30	1,000	868,463
JSM Global Sarl, Gtd. Notes	4.750	10/20/30	1,600	1,351,366
Light Servicos de Eletricidade SA/Light Energia SA, Gtd. Notes, 144A(aa)	4.375	06/18/26	1,500	1,388,730
MARB BondCo PLC, Gtd. Notes, 144A(aa)	3.950	01/29/31	1,330	1,102,738
MercadoLibre, Inc., Gtd. Notes	3.125	01/14/31	1,326	1,081,378
NBM US Holdings, Inc., Gtd. Notes, 144A(aa)	7.000	05/14/26	1,000	1,032,308
Petrobras Global Finance BV,
Gtd. Notes(aa)	5.600	01/03/31	4,980	4,892,571
Gtd. Notes	5.999	01/27/28	1,100	1,131,267
Gtd. Notes	6.900	03/19/49	1,440	1,370,052
Gtd. Notes	7.375	01/17/27	1,240	1,360,417
				19,981,306

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Canada 3.5%
1011778 BC ULC/New Red Finance, Inc., Sec’d. Notes, 144A(aa)	4.000%	10/15/30	825	$705,693
Athabasca Oil Corp., Sec’d. Notes, 144A(aa)	9.750	11/01/26	2,375	2,518,795
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,250	1,086,857
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	1,075	995,983
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24	3,139	3,133,727
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	239	232,560
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,575	2,399,407
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A(aa)	4.875	02/15/30	1,275	1,063,779
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	475	419,709

GFL Environmental, Inc., Gtd. Notes, 144A	4.375	08/15/29	700	620,242
Hudbay Minerals, Inc., Gtd. Notes, 144A(aa)	6.125	04/01/29	685	649,281
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Sec’d. Notes, 144A	5.000	12/31/26	200	178,885
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	825	704,025
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	225	210,410
MEG Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	675	662,481
Gtd. Notes, 144A(aa)	7.125	02/01/27	1,027	1,042,913
New Gold, Inc.,
Gtd. Notes, 144A	6.375	05/15/25	496	504,097
Gtd. Notes, 144A(aa)	7.500	07/15/27	1,010	1,009,834

Parkland Corp., Gtd. Notes, 144A	4.500	10/01/29	625	547,887
Precision Drilling Corp.,
Gtd. Notes, 144A	6.875	01/15/29	250	242,529
Gtd. Notes, 144A(aa)	7.125	01/15/26	1,150	1,151,956

Superior Plus LP/Superior General Partner, Inc., Gtd. Notes, 144A	4.500	03/15/29	425	388,189
				20,469,239

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chile 0.4%
Mercury Chile Holdco LLC, Sr. Sec’d. Notes, 144A	6.500%	01/24/27	1,000	$935,910
VTR Comunicaciones SpA, Sr. Sec’d. Notes	4.375	04/15/29	1,000	848,448
VTR Finance NV, Sr. Unsec’d. Notes, 144A	6.375	07/15/28	705	643,195
				2,427,553
China 0.5%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25	1,120	380,625
China Hongqiao Group Ltd., Gtd. Notes	6.250	06/08/24	1,100	1,072,993
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes	6.500	01/10/25	650	144,910
Sr. Sec’d. Notes	6.500	01/26/26	770	165,903
Sr. Sec’d. Notes	7.250	06/14/22	365	129,400

West China Cement Ltd., Gtd. Notes	4.950	07/08/26	1,143	1,032,522
Yuzhou Group Holdings Co. Ltd.,
Sr. Sec’d. Notes	7.700	02/20/25(d)	900	118,116
Sr. Sec’d. Notes	8.500	02/26/24(d)	400	56,055
				3,100,524
Colombia 1.1%
AI Candelaria Spain SA, Sr. Sec’d. Notes, 144A (original cost $1,408,400; purchased 05/10/21 - 01/04/22 )(f)	5.750	06/15/33	1,440	1,207,499
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	500	418,592
Sr. Unsec’d. Notes	5.375	06/26/26	975	959,528
Sr. Unsec’d. Notes	6.875	04/29/30	1,400	1,383,181

Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.500	04/27/31	700	606,663
SierraCol Energy Andina LLC, Gtd. Notes, 144A(aa)	6.000	06/15/28	1,700	1,497,866
				6,073,329

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Costa Rica 0.1%
Autopistas del Sol SA, Sr. Sec’d. Notes	7.375%	12/30/30		331	$320,908
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31		270	268,083
					588,991
Czech Republic 0.1%
Energo-Pro A/S, Sr. Unsec’d. Notes, 144A	8.500	02/04/27		700	667,228
France 2.7%
Casino Guichard Perrachon SA, Sr. Unsec’d. Notes, EMTN	4.048	08/05/26	EUR	4,000	3,307,452
Flamingo Lux II SCA, Sr. Unsec’d. Notes, 144A	5.000	03/31/29	EUR	1,850	1,718,491
Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	3,850	3,858,480
La Financiere Atalian SASU,
Gtd. Notes(aa)	4.000	05/15/24	EUR	3,400	2,924,598
Gtd. Notes(aa)	5.125	05/15/25	EUR	1,375	1,168,163

Loxam SAS, Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	1,450	1,390,130
Midco GB SASU, Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	11/01/27	EUR	1,050	1,120,706
					15,488,020
Germany 2.1%
ADLER Group SA, Sr. Unsec’d. Notes	1.875	01/14/26	EUR	1,000	722,641
Douglas GmbH, Sr. Sec’d. Notes, 144A(aa)	6.000	04/08/26	EUR	1,400	1,330,206
Kirk Beauty SUN GmbH, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	10/01/26	EUR	3,063	2,761,742
Nidda BondCo GmbH, Gtd. Notes	5.000	09/30/25	EUR	2,068	1,958,881

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
TK Elevator Holdco GmbH,
Sr. Unsec’d. Notes	6.625%	07/15/28	EUR	1,440	$1,389,553
Sr. Unsec’d. Notes, 144A(aa)	6.625	07/15/28	EUR	810	781,624

TK Elevator Midco GmbH, Sr. Sec’d. Notes, 144A(aa)	4.375	07/15/27	EUR	1,400	1,368,502
Wintershall Dea Finance 2 BV, Gtd. Notes	3.000(ff)	07/20/28(oo)	EUR	1,900	1,614,299
					11,927,448
Ghana 0.4%
Tullow Oil PLC, Sr. Sec’d. Notes, 144A(aa)	10.250	05/15/26		2,115	2,086,969
Guatemala 0.1%
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		660	611,650
India 2.0%
ABJA Investment Co. Pte Ltd., Gtd. Notes(aa)	5.950	07/31/24		651	669,540
Clean Renewable Power Mauritius Pte Ltd., Sr. Sec’d. Notes, 144A	4.250	03/25/27		1,299	1,192,451
Delhi International Airport Ltd., Sr. Sec’d. Notes, 144A(aa)	6.450	06/04/29		905	819,816
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes(aa)	4.250	10/27/27		1,460	1,323,807
Greenko Investment Co., Sr. Sec’d. Notes	4.875	08/16/23		1,000	989,240
HDFC Bank Ltd., Jr. Sub. Notes, 144A(aa)	3.700(ff)	08/25/26(oo)		2,135	1,936,497
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes(aa)	5.250	04/28/27		2,000	1,901,570
India Cleantech Energy, Sec’d. Notes	4.700	08/10/26		827	758,061

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India (cont’d.)
Periama Holdings LLC, Gtd. Notes	5.950%	04/19/26		770	$757,528
Vedanta Resources Finance II PLC, Gtd. Notes	13.875	01/21/24		1,250	1,305,496
					11,654,006
Israel 0.5%
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.375	03/30/28		1,465	1,346,455
Sr. Sec’d. Notes, 144A	5.875	03/30/31		500	449,033

Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A(aa)	6.750	06/30/30		1,110	1,089,586
					2,885,074
Italy 0.7%
Castor SpA, Sr. Sec’d. Notes, 144A (original cost $3,038,888; purchased 02/10/22 )(f)	6.000	02/15/29	EUR	2,650	2,729,842
Saipem Finance International BV, Gtd. Notes, EMTN	3.750	09/08/23	EUR	1,127	1,165,360
					3,895,202
Jamaica 1.6%
Digicel Group Holdings Ltd., Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25		247	206,533
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26		174	155,718
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		808	792,533
Sr. Sec’d. Notes, 144A	8.750	05/25/24		3,100	3,046,801
Sr. Sec’d. Notes, 144A	8.750	05/25/24		436	429,409

Digicel Ltd., Gtd. Notes, 144A	6.750	03/01/23		5,020	4,500,217
					9,131,211

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Japan 0.2%
SoftBank Group Corp., Sr. Unsec’d. Notes(aa)	3.875%	07/06/32	EUR	1,400	$1,161,648
Kuwait 0.2%
Kuwait Projects Co. SPC Ltd.,
Gtd. Notes	4.229	10/29/26		925	827,031
Gtd. Notes, EMTN	4.500	02/23/27		200	177,427
					1,004,458
Luxembourg 3.2%
Altice France Holding SA,
Gtd. Notes	4.000	02/15/28	EUR	3,600	3,148,733
Sr. Sec’d. Notes	8.000	05/15/27	EUR	4,966	5,314,888

ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	3,965	3,460,269
Codere New Holdco SA, Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%^	7.500	11/30/27(d)	EUR	984	892,349
Galapagos SA, Sr. Sec’d. Notes	0.000(cc)	06/15/21(d)	EUR	315	415
Intelsat Jackson Holdings SA,
Gtd. Notes^	5.500	08/01/23(d)		2,085	2
Gtd. Notes, 144A^	9.750	07/15/25(d)		3,355	3

LHMC Finco 2 Sarl, Sr. Sec’d. Notes, Cash coupon 7.250% or PIK 8.000%	7.250	10/02/25	EUR	2,100	2,107,277
Monitchem HoldCo 2 SA,
Gtd. Notes	9.500	09/15/26	EUR	545	580,769
Gtd. Notes, 144A	9.500	09/15/26	EUR	3,000	3,196,895
					18,701,600
Macau 0.4%
MGM China Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	4.750	02/01/27		525	441,508
Sr. Unsec’d. Notes, 144A	5.250	06/18/25		325	292,953

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Macau (cont’d.)
Wynn Macau Ltd.,
Sr. Unsec’d. Notes, 144A	5.125%	12/15/29		1,000	$789,934
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		1,000	867,176
					2,391,571
Malaysia 0.3%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		1,889	1,749,257
Mexico 5.0%
Banco Mercantil del Norte SA,
Jr. Sub. Notes	7.500(ff)	06/27/29(oo)		600	574,280
Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)		1,485	1,341,484

Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A(aa)	7.450	11/15/29		1,250	1,177,323
Cemex SAB de CV, Gtd. Notes	5.450	11/19/29		930	892,919
Comision Federal de Electricidad, Gtd. Notes, 144A	4.688	05/15/29		605	559,513
Electricidad Firme de Mexico Holdings SA de CV, Sr. Sec’d. Notes, 144A	4.900	11/20/26		1,000	886,697
FEL Energy VI Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,915	1,640,861
Mexico City Airport Trust,
Sr. Sec’d. Notes(aa)	3.875	04/30/28		2,230	2,075,251
Sr. Sec’d. Notes	5.500	07/31/47		670	536,617

Nemak SAB de CV, Sr. Unsec’d. Notes, 144A	3.625	06/28/31		1,230	1,003,564
Petroleos Mexicanos,
Gtd. Notes(aa)	5.350	02/12/28		2,500	2,221,351
Gtd. Notes(aa)	6.490	01/23/27		3,758	3,605,220
Gtd. Notes(aa)	6.500	03/13/27		2,720	2,606,218
Gtd. Notes(aa)	6.500	06/02/41		2,100	1,562,141
Gtd. Notes, EMTN(aa)	2.750	04/21/27	EUR	1,915	1,729,139
Gtd. Notes, MTN	6.750	09/21/47		1,825	1,322,621
Gtd. Notes, MTN(aa)	6.875	08/04/26		3,200	3,189,821

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Total Play Telecomunicaciones SA de CV,
Gtd. Notes, 144A	6.375%	09/20/28		910	$762,564
Sr. Unsec’d. Notes, 144A(aa)	7.500	11/12/25		1,355	1,262,979
					28,950,563
Morocco 0.1%
OCP SA,
Sr. Unsec’d. Notes	6.875	04/25/44		280	269,761
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	169,455
					439,216
Netherlands 1.8%
United Group BV,
Sr. Sec’d. Notes, 144A(aa)	3.125	02/15/26	EUR	850	797,587
Sr. Sec’d. Notes, 144A(aa)	3.625	02/15/28	EUR	2,900	2,659,157

VEON Holdings BV, Sr. Unsec’d. Notes, 144A(aa)	3.375	11/25/27		1,220	762,500
VZ Secured Financing BV, Sr. Sec’d. Notes, 144A	3.500	01/15/32	EUR	1,750	1,577,517
WP/AP Telecom Holdings III BV, Sr. Unsec’d. Notes, 144A	5.500	01/15/30	EUR	2,450	2,287,395
WP/AP Telecom Holdings IV BV, Sr. Sec’d. Notes, 144A	3.750	01/15/29	EUR	2,375	2,267,483
					10,351,639
Nigeria 0.1%
IHS Holding Ltd., Gtd. Notes, 144A	6.250	11/29/28		645	608,294
Oman 0.1%
Oztel Holdings SPC Ltd., Sr. Sec’d. Notes	6.625	04/24/28		500	517,782
Panama 0.1%
AES Panama Generation Holdings SRL, Sr. Sec’d. Notes, 144A	4.375	05/31/30		385	342,587

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Peru 0.4%
Inkia Energy Ltd., Sr. Unsec’d. Notes	5.875%	11/09/27		1,000	$945,497
InRetail Consumer, Sr. Sec’d. Notes	3.250	03/22/28		800	708,685
Kallpa Generacion SA, Gtd. Notes(aa)	4.125	08/16/27		1,000	931,779
					2,585,961
Russia 0.1%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes(aa)	5.950(ff)	04/15/30		1,500	75,000
Sub. Notes, 144A(aa)	5.950(ff)	04/15/30		985	49,250

Hacienda Investments Ltd. Via DME Airport DAC, Sr. Unsec’d. Notes, 144A(aa)	5.350	02/08/28		1,686	168,600
Sovcombank Via SovCom Capital DAC, Jr. Sub. Notes, 144A	7.600(ff)	02/17/27(oo)		1,500	30,000
					322,850
Saudi Arabia 0.3%
Arabian Centres Sukuk Ltd., Gtd. Notes, 144A	5.375	11/26/24		1,635	1,592,839
South Africa 1.5%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN(aa)	6.350	08/10/28		2,080	2,050,696
Sr. Unsec’d. Notes(aa)	7.125	02/11/25		1,270	1,212,372
Sr. Unsec’d. Notes, EMTN(aa)	6.750	08/06/23		1,580	1,542,954
Sr. Unsec’d. Notes, MTN(aa)	8.450	08/10/28		1,240	1,196,113
Sasol Financing USA LLC,
Gtd. Notes(aa)	4.375	09/18/26		790	737,817
Gtd. Notes(aa)	5.875	03/27/24		1,930	1,926,489
					8,666,441
Spain 1.2%
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	609	626,790

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain (cont’d.)
Codere Finance 2 Luxembourg SA, (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000%	09/30/26(d)	EUR	2,482	$2,775,323
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		202	186,736

Kaixo Bondco Telecom SA, Sr. Unsec’d. Notes, 144A(aa)	5.125	09/30/29	EUR	3,650	3,401,686
					6,990,535
Switzerland 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc., Sr. Unsec’d. Notes, 144A	7.875	05/01/27		625	588,564
Thailand 0.5%
Bangkok Bank PCL, Jr. Sub. Notes, 144A, MTN(aa)	5.000(ff)	09/23/25(oo)		3,016	2,942,641
Turkey 0.9%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A	7.750	02/02/27		1,140	940,138
Eldorado Gold Corp., Sr. Unsec’d. Notes, 144A(aa)	6.250	09/01/29		1,900	1,837,912
KOC Holding A/S, Sr. Unsec’d. Notes, 144A(aa)	6.500	03/11/25		2,000	2,004,657
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A(aa)	6.000	01/23/25		700	672,345
					5,455,052
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes(aa)	7.125	07/19/24	EUR	1,035	305,725
Sr. Unsec’d. Notes	7.625	11/08/26		830	232,400
					538,125

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom 8.0%
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A(aa)	3.250%	02/16/26	GBP	1,700	$1,874,627
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A(aa)	4.000	02/16/27	GBP	3,300	3,457,188
Bracken MidCo1 PLC, Sr. Unsec’d. Notes, 144A, Cash coupon 6.750% or PIK 7.500%	6.750	11/01/27	GBP	3,975	4,755,059
Deuce Finco PLC, Sr. Sec’d. Notes, 144A(aa)	5.500	06/15/27	GBP	2,300	2,644,108
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	3,900	3,946,189
Sr. Sec’d. Notes, 144A	8.500	10/30/25		1,750	1,752,753
Jerrold Finco PLC,
Sr. Sec’d. Notes, 144A(aa)	4.875	01/15/26	GBP	2,250	2,697,119
Sr. Sec’d. Notes, 144A(aa)	5.250	01/15/27	GBP	1,325	1,585,090

Market Bidco Finco PLC, Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	2,500	2,797,826
Motion Bondco DAC, Gtd. Notes, 144A(aa)	6.625	11/15/27		700	644,471
Saga PLC, Gtd. Notes	5.500	07/15/26	GBP	2,500	2,896,327
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A(aa)	6.000	11/15/26	GBP	4,150	4,816,271
TalkTalk Telecom Group Ltd., Gtd. Notes	3.875	02/20/25	GBP	2,600	2,960,962
Very Group Funding PLC (The), Sr. Sec’d. Notes, 144A(aa)	6.500	08/01/26	GBP	4,275	4,871,941
William Hill Ltd., Gtd. Notes, MTN(aa)	4.750	05/01/26	GBP	1,700	2,161,958
Zenith Finco PLC, Sr. Sec’d. Notes, 144A	6.500	06/30/27	GBP	2,250	2,524,853
					46,386,742
United States 42.5%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29		400	349,696
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		625	532,479
Gtd. Notes, 144A	5.125	03/01/30		375	322,667

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
AdaptHealth LLC, (cont’d.)
Gtd. Notes, 144A(aa)	6.125%	08/01/28		655	$621,646

Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	8.250	02/15/26		1,175	1,213,498
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26		1,740	1,681,726
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		650	537,880
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27		3,150	3,059,672

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A(aa)	3.625	06/01/28	EUR	3,225	2,924,162
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.875	06/01/29		375	369,782
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		600	557,589
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^(aa)	7.875	12/15/24(d)		6,450	43,860
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		662	554,136
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29		1,850	1,784,869
American Axle & Manufacturing, Inc.,
Gtd. Notes(aa)	5.000	10/01/29		1,075	926,291
Gtd. Notes(aa)	6.250	03/15/26		1,218	1,175,893
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.750	05/20/27		2,225	2,184,930
Sr. Unsec’d. Notes	5.875	08/20/26		1,150	1,136,262

Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30		675	625,038
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29		225	211,475
Gtd. Notes, 144A(aa)	5.750	01/15/28		2,750	2,670,121
Antero Resources Corp.,
Gtd. Notes, 144A(aa)	5.375	03/01/30		1,000	978,328
Gtd. Notes, 144A(aa)	7.625	02/01/29		1,189	1,259,100

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Antero Resources Corp., (cont’d.)
Gtd. Notes, 144A	8.375%	07/15/26		162	$174,670

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.250	08/15/27		850	730,226
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		393	546,838
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30		600	490,626
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28		500	440,948
Sr. Unsec’d. Notes, 144A	7.500	09/30/29		275	225,259
At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29		1,175	876,732
Sr. Sec’d. Notes, 144A	4.875	07/15/28		150	123,964

B&G Foods, Inc., Gtd. Notes(aa)	5.250	09/15/27		1,270	1,163,050
Banff Merger Sub, Inc., Sr. Unsec’d. Notes(aa)	8.375	09/01/26	EUR	5,050	5,254,314
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	5.000	01/30/28		1,450	1,071,347
Gtd. Notes, 144A	5.000	02/15/29		125	87,944
Gtd. Notes, 144A(aa)	5.250	01/30/30		2,225	1,543,984
Gtd. Notes, 144A(aa)	5.250	02/15/31		1,600	1,111,772
Gtd. Notes, 144A	6.125	04/15/25		785	787,076
Gtd. Notes, 144A(aa)	6.250	02/15/29		3,540	2,580,568
Gtd. Notes, 144A(aa)	7.000	01/15/28		625	513,158

Beazer Homes USA, Inc., Gtd. Notes(aa)	7.250	10/15/29		1,725	1,644,375
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.805	05/01/50		1,780	1,781,024
Sr. Unsec’d. Notes	5.930	05/01/60		275	273,238

Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31		75	67,945
Bread Financial Holdings, Inc., Gtd. Notes, 144A(aa)	4.750	12/15/24		900	875,342
C&S Group Enterprises LLC, Gtd. Notes, 144A(aa)	5.000	12/15/28		1,000	854,990

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Caesars Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.625%	10/15/29	525	$453,267
Calpine Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	02/01/29	900	786,675
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/31	1,375	1,173,020
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	7,175	6,517,801

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	325	324,212
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(aa)	4.500	05/01/32	1,300	1,095,374
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	2,550	2,152,351
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	750	614,634
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	3,050	2,722,976
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	609	577,986

Cheniere Energy, Inc., Sr. Sec’d. Notes(aa)	4.625	10/15/28	2,550	2,478,203
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	450	446,429
Gtd. Notes, 144A	5.875	02/01/29	475	470,753
Gtd. Notes, 144A	6.750	04/15/29	675	679,380

CHS/Community Health Systems, Inc., Sr. Sec’d. Notes, 144A	5.250	05/15/30	625	548,315
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	50	49,680
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A(aa)	7.000	06/15/25	1,325	1,316,675
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	250	228,896
CNX Resources Corp., Gtd. Notes, 144A(aa)	7.250	03/14/27	1,875	1,915,711
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	700	674,282
Gtd. Notes, 144A(aa)	6.750	03/01/29	1,000	1,010,635

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(aa)	5.625	11/15/26	1,195	559,590
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	6.125	01/15/29	550	458,081
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	2,103	1,901,350

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.000%	05/01/29	275	$269,225
CSC Holdings LLC,
Gtd. Notes, 144A(aa)	4.125	12/01/30	900	744,489
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	3,300	2,523,708

Dana, Inc., Sr. Unsec’d. Notes	4.250	09/01/30	450	386,750
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	925	753,649
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,700	2,353,837
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(aa)	6.625	08/15/27	4,125	863,177
Sec’d. Notes, 144A	5.375	08/15/26	2,150	784,947
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	975	761,382
Gtd. Notes(aa)	7.375	07/01/28	515	453,801
Gtd. Notes(aa)	7.750	07/01/26	2,910	2,778,353
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	750	583,540
Gtd. Notes(aa)	9.750	06/15/25	2,100	2,200,686

Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	475	459,629
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30	450	407,515
Sr. Sec’d. Notes, 144A	6.750	02/15/30	300	290,418

Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., Sr. Sec’d. Notes, 144A	6.125	04/01/29	425	369,810
Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)	1,275	1,203,648
EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A(aa)	6.500	07/01/27	480	484,251
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	1,400	1,220,636
Sr. Sec’d. Notes, 144A	4.625	01/15/29	650	589,409

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	7.875	11/15/25	1,350	1,342,232

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250%	02/12/32	875	$710,480
Sr. Unsec’d. Notes(aa)	4.750	01/15/43	4,913	3,956,549
Sr. Unsec’d. Notes(aa)	5.291	12/08/46	6,275	5,394,424
Sr. Unsec’d. Notes	7.400	11/01/46	1,000	1,077,577
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	525	472,179
Gtd. Notes, 144A(aa)	5.000	03/01/28	800	722,283

Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	300	259,985
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	550	451,000
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A(aa)	7.625	05/01/26	850	773,374
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	250	203,502
Gtd. Notes, 144A	3.875	10/01/31	550	440,086

Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875	01/15/29	450	435,805
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	2,150	2,206,492
Griffon Corp., Gtd. Notes(aa)	5.750	03/01/28	1,275	1,138,309
H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875	12/15/28	2,150	1,872,172
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	250	244,002
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	480	484,952
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	325	296,836
Gtd. Notes, 144A	5.000	12/01/29	650	569,000
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	325	318,701
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	700	690,401
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	325	313,800
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	900	896,949
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	875	853,543

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Home Point Capital, Inc., Gtd. Notes, 144A	5.000%	02/01/26	675	$534,816
Howard Hughes Corp. (The),
Gtd. Notes, 144A(aa)	4.125	02/01/29	1,150	1,041,677
Gtd. Notes, 144A(aa)	4.375	02/01/31	800	711,133

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	1,875	1,733,947
Ingevity Corp., Gtd. Notes, 144A	3.875	11/01/28	325	293,362
International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250	01/15/27	750	762,505
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	600	592,772
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A(aa)	6.500	04/15/29	2,637	2,728,026
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	325	284,061
Kraft Heinz Foods Co.,
Gtd. Notes(aa)	5.500	06/01/50	2,900	2,930,679
Gtd. Notes	6.500	02/09/40	725	800,986
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	500	457,738
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	575	477,908

LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	300	246,448
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	525	460,416
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	925	698,579
Likewize Corp., Sr. Sec’d. Notes, 144A(aa)	9.750	10/15/25	790	768,306
M/I Homes, Inc., Gtd. Notes(aa)	4.950	02/01/28	1,075	990,589
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	450	381,491
Gtd. Notes, 144A(aa)	5.375	02/01/28	405	388,484

Maxar Space Robotics LLC, Sr. Sec’d. Notes, 144A(aa)	9.750	12/31/23	751	800,737

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125%	08/01/24		1,779	$1,759,627
MEDNAX, Inc., Gtd. Notes, 144A	5.375	02/15/30		450	421,797
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29		1,500	1,304,979
MGM Resorts International,
Gtd. Notes(aa)	4.750	10/15/28		1,575	1,447,104
Gtd. Notes	5.750	06/15/25		25	24,821
Gtd. Notes(aa)	6.750	05/01/25		1,375	1,408,797

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	4.875	05/01/29		1,125	993,627
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30		400	348,568
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		1,200	1,049,166
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		1,575	1,370,077

MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28		950	879,096
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(aa)	2.500	03/24/26	GBP	2,750	3,212,579
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26		575	562,688
Gtd. Notes, 144A	7.500	01/15/28		1,075	1,034,363
Nabors Industries, Inc.,
Gtd. Notes(aa)	5.750	02/01/25		1,725	1,650,026
Gtd. Notes, 144A	7.375	05/15/27		925	944,833
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.125	12/15/30		1,525	1,327,334
Gtd. Notes, 144A(aa)	5.500	08/15/28		615	561,736
NCR Corp.,
Gtd. Notes, 144A(aa)	5.000	10/01/28		650	619,912
Gtd. Notes, 144A	5.250	10/01/30		300	281,809

NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29		525	494,576
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28		1,240	1,210,782
Gtd. Notes, 144A	3.875	02/15/32		675	563,774

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Occidental Petroleum Corp., Sr. Unsec’d. Notes(aa)	6.125%	01/01/31		1,550	$1,631,453
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	3.875	10/01/28	EUR	375	353,079
Sr. Unsec’d. Notes, 144A	5.375	10/01/29	EUR	1,550	1,383,044
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		475	403,582
Gtd. Notes(aa)	6.875	03/15/25		1,567	1,582,248
Gtd. Notes(aa)	7.125	03/15/26		1,225	1,246,873

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31		475	429,605
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27		367	364,625
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25		775	687,965
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		1,655	1,716,503
Park River Holdings, Inc., Gtd. Notes, 144A(aa)	5.625	02/01/29		1,350	1,038,849
Patrick Industries, Inc., Gtd. Notes, 144A	4.750	05/01/29		150	128,156
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29		375	317,911
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		300	287,397

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25		650	617,760
PG&E Corp.,
Sr. Sec’d. Notes(aa)	5.000	07/01/28		590	543,196
Sr. Sec’d. Notes(aa)	5.250	07/01/30		2,475	2,254,608

Pilgrim’s Pride Corp., Gtd. Notes, 144A(aa)	5.875	09/30/27		4,300	4,330,007
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/01/28		1,000	955,021
Post Holdings, Inc., Gtd. Notes, 144A(aa)	5.500	12/15/29		404	367,201
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29		525	419,026
Gtd. Notes, 144A	5.875	09/01/31		1,250	969,954

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(aa)	7.250%	11/01/25	1,425	$1,428,562
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	1,000	922,734
Sr. Unsec’d. Notes, 144A(aa)	6.500	09/15/28	950	830,668

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(aa)	7.250	04/01/25	1,470	1,419,432
Range Resources Corp.,
Gtd. Notes(aa)	5.000	03/15/23	1,032	1,034,350
Gtd. Notes, 144A	4.750	02/15/30	325	309,914

Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	625	564,830
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	500	475,000
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	900	945,000
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	1,450	1,193,414
Gtd. Notes	4.375	02/01/32	425	355,618
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	750	709,545
Gtd. Notes(aa)	5.375	03/15/30	1,275	1,259,269

SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A(aa)	6.000	11/01/28	1,700	1,632,676
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	700	612,500
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	3.375	01/15/31	1,050	835,321
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	1,050	877,477

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A(aa)	6.500	03/15/27	1,375	1,371,963
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	700	630,725
Gtd. Notes, 144A	4.500	04/30/30	850	766,530

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	1,600	1,238,352

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500%	01/15/28	3,238	$3,022,603
Gtd. Notes, 144A	6.000	12/31/30	150	138,025
Gtd. Notes, 144A	7.500	10/01/25	225	229,459
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(aa)	6.625	07/15/27	2,475	2,488,366
Sr. Unsec’d. Notes, 144A(aa)	5.125	08/01/30	1,675	1,532,625

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	425	427,781
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	125	119,925
Sr. Sec’d. Notes, 144A	4.250	06/01/29	1,425	1,290,211
Sr. Sec’d. Notes, 144A	4.375	01/15/30	1,275	1,160,240
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	525	543,949

Tenneco, Inc., Sr. Sec’d. Notes, 144A(aa)	5.125	04/15/29	750	730,568
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	2,295	2,244,281
TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32	500	432,391
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $1,430,750; purchased 07/19/19 - 08/20/20 )(f)	10.500	08/01/24	1,475	494,163
Sr. Sec’d. Notes, 144A (original cost $356,346; purchased 02/01/21 )(f)	10.875	08/01/24	363	369,844

TransDigm, Inc., Gtd. Notes	4.625	01/15/29	825	712,858
Transocean, Inc., Gtd. Notes, 144A	8.000	02/01/27	150	119,678
Tri Pointe Homes, Inc., Gtd. Notes(aa)	5.700	06/15/28	745	715,428
United Airlines, Inc., Sr. Sec’d. Notes, 144A(aa)	4.625	04/15/29	248	227,858
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32	675	587,899
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/25	3,565	3,640,671

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500%	05/01/29	475	$426,418
Sr. Sec’d. Notes, 144A	6.625	06/01/27	1,675	1,685,146

Valvoline, Inc., Gtd. Notes, 144A(aa)	4.250	02/15/30	550	478,046
Vector Group Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750	02/01/29	3,050	2,684,459
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(aa)	5.750	07/15/25	867	710,871
Sr. Sec’d. Notes, 144A(aa)	9.500	07/01/25	750	779,172

Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	3.875	08/15/29	645	588,967
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	400	339,631
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	250	221,568
Vista Outdoor, Inc., Gtd. Notes, 144A(aa)	4.500	03/15/29	825	741,130
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	750	729,996
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	1,375	1,383,485
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	4.375	05/01/29	1,375	1,251,482
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,330	1,276,287
Gtd. Notes, 144A(aa)	5.625	02/15/27	2,000	1,972,738

White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	525	483,830
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	610	534,511
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	275	283,526

Yum! Brands, Inc., Sr. Unsec’d. Notes	5.375	04/01/32	50	47,814
Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A	4.000	03/01/27	500	436,520
				245,987,353

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Vietnam 0.2%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A(aa)	5.125%	05/07/29	1,530	$1,365,700
Zambia 0.4%
First Quantum Minerals Ltd., Gtd. Notes, 144A(aa)	7.500	04/01/25	2,245	2,276,663

Total Corporate Bonds (cost $578,976,055)				504,605,659
Sovereign Bonds 18.4%
Angola 1.1%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	2,920	2,803,010
Sr. Unsec’d. Notes	9.500	11/12/25	2,655	2,827,324
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	650	609,319
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49	350	309,014
				6,548,667
Argentina 2.2%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.500(cc)	07/09/30	15,126	4,766,854
Sr. Unsec’d. Notes	1.000	07/09/29	1,237	398,308
Sr. Unsec’d. Notes	1.125(cc)	07/09/35	1,864	530,918
Sr. Unsec’d. Notes	2.000(cc)	01/09/38	14,099	5,067,209

Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	3.900(cc)	09/01/37	4,304	1,796,868
				12,560,157
Bahrain 0.4%
Bahrain Government International Bond,
Sr. Unsec’d. Notes(aa)	6.750	09/20/29	1,240	1,254,644
Sr. Unsec’d. Notes	7.000	10/12/28	430	450,613
Sr. Unsec’d. Notes	7.500	09/20/47	421	390,111
				2,095,368

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Belarus 0.0%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	7.625%	06/29/27		730	$87,600
Brazil 1.4%
Brazilian Government International Bond,
Sr. Unsec’d. Notes(aa)	3.875	06/12/30		3,960	3,496,260
Sr. Unsec’d. Notes	4.500	05/30/29		3,170	2,988,419
Sr. Unsec’d. Notes(aa)	5.625	01/07/41		1,500	1,338,696
					7,823,375
Cameroon 0.2%
Republic of Cameroon International Bond,
Sr. Unsec’d. Notes	5.950	07/07/32	EUR	290	258,070
Sr. Unsec’d. Notes	9.500	11/19/25		1,080	1,123,906
					1,381,976
Colombia 1.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes(aa)	3.000	01/30/30		2,900	2,320,286
Sr. Unsec’d. Notes(aa)	3.875	04/25/27		1,290	1,176,482
Sr. Unsec’d. Notes(aa)	4.500	03/15/29		1,550	1,405,705
Sr. Unsec’d. Notes(aa)	6.125	01/18/41		2,645	2,339,507
Sr. Unsec’d. Notes	7.375	09/18/37		780	807,081
					8,049,061
Costa Rica 0.4%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	6.125	02/19/31		1,580	1,572,751
Sr. Unsec’d. Notes	7.158	03/12/45		630	609,159
					2,181,910
Dominican Republic 1.5%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.500	01/27/25		1,225	1,257,055
Sr. Unsec’d. Notes	5.950	01/25/27		3,000	3,011,985
Sr. Unsec’d. Notes	6.850	01/27/45		1,840	1,658,052

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic (cont’d.)
Dominican Republic International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.450%	04/30/44		2,300	$2,224,898
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		855	648,194
					8,800,184
Ecuador 0.5%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/30		720	585,116
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/40		901	489,776
Sr. Unsec’d. Notes, 144A	1.000(cc)	07/31/35		1,829	1,151,805
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/30		786	638,507
Sr. Unsec’d. Notes, 144A	5.583(s)	07/31/30		414	225,798
					3,091,002
Egypt 0.4%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,845	1,463,236
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	435	385,157
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	860	663,712
					2,512,105
El Salvador 0.3%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.750	01/24/23		1,438	1,118,784
Sr. Unsec’d. Notes	8.250	04/10/32		1,000	415,627
					1,534,411
Gabon 0.4%
Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31		340	306,623
Sr. Unsec’d. Notes	6.950	06/16/25		930	922,658
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		650	586,192
Sr. Unsec’d. Notes, 144A	7.000	11/24/31		540	488,263
					2,303,736

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ghana 0.2%
Ghana Government International Bond,
Sr. Unsec’d. Notes	7.875%	03/26/27		930	$651,240
Sr. Unsec’d. Notes	8.125	01/18/26		670	518,128
					1,169,368
Guatemala 0.3%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.375	06/05/27		1,140	1,123,860
Sr. Unsec’d. Notes	4.900	06/01/30		450	441,336
Sr. Unsec’d. Notes	6.125	06/01/50		300	287,751
					1,852,947
Honduras 0.2%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27		1,220	1,069,005
Iraq 0.7%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		889	855,300
Sr. Unsec’d. Notes	6.752	03/09/23		2,975	2,975,119
					3,830,419
Ivory Coast 0.9%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	270	239,412
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,070	1,010,260
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,245	1,175,505
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	490	412,410
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	2,405	2,143,896
					4,981,483
Lebanon 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		2,000	243,639
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		2,550	300,618
					544,257

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mongolia 0.0%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750%	03/09/24		270	$277,037
Morocco 0.2%
Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500	11/27/31	EUR	330	269,743
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	1,150	1,002,890
					1,272,633
Mozambique 0.3%
Mozambique International Bond, Unsec’d. Notes	5.000(cc)	09/15/31		2,295	2,008,125
Nigeria 0.9%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30		670	572,521
Sr. Unsec’d. Notes	7.625	11/21/25		885	879,532
Sr. Unsec’d. Notes	7.875	02/16/32		2,340	1,959,209
Sr. Unsec’d. Notes	8.747	01/21/31		1,550	1,405,988
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27		450	399,332
					5,216,582
Oman 0.7%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26		830	814,778
Sr. Unsec’d. Notes	6.500	03/08/47		1,120	1,019,468
Sr. Unsec’d. Notes	6.750	01/17/48		720	672,867
Sr. Unsec’d. Notes	7.375	10/28/32		1,150	1,262,759
					3,769,872
Pakistan 0.7%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	8.250	04/15/24		1,840	1,647,118
Sr. Unsec’d. Notes	8.250	09/30/25		290	246,448
Sr. Unsec’d. Notes, 144A	8.250	04/15/24		530	474,442
Sr. Unsec’d. Notes, 144A	8.250	09/30/25		610	518,390
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31		660	509,179

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Pakistan (cont’d.)

Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes	5.625%	12/05/22		870	$839,834
					4,235,411
Paraguay 0.2%
Paraguay Government International Bond, Sr. Unsec’d. Notes	6.100	08/11/44		950	938,080
Senegal 0.3%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	875	867,276
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	275	224,279
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	570	464,869
					1,556,424
South Africa 0.2%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.850	09/30/29		630	578,902
Sr. Unsec’d. Notes	5.750	09/30/49		600	474,112
					1,053,014
Turkey 1.7%
Turkey Government International Bond,
Sr. Unsec’d. Notes(aa)	4.250	04/14/26		1,750	1,542,043
Sr. Unsec’d. Notes(aa)	4.875	10/09/26		3,000	2,643,791
Sr. Unsec’d. Notes(aa)	5.600	11/14/24		1,390	1,329,001
Sr. Unsec’d. Notes	5.950	01/15/31		495	415,148
Sr. Unsec’d. Notes(aa)	6.000	03/25/27		1,325	1,205,388
Sr. Unsec’d. Notes(aa)	6.375	10/14/25		1,815	1,738,242
Sr. Unsec’d. Notes(aa)	6.875	03/17/36		669	573,971
Sr. Unsec’d. Notes(aa)	7.625	04/26/29		660	629,285
					10,076,869

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine 0.6%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375%	01/27/30	EUR	605	$197,856
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	1,230	415,228
Sr. Unsec’d. Notes	7.750	09/01/22		320	169,600
Sr. Unsec’d. Notes	7.750	09/01/23		260	102,700
Sr. Unsec’d. Notes	7.750	09/01/24		590	199,125
Sr. Unsec’d. Notes	7.750	09/01/25		1,005	327,442
Sr. Unsec’d. Notes	7.750	09/01/26		910	298,025
Sr. Unsec’d. Notes	7.750	09/01/27		1,180	386,450
Sr. Unsec’d. Notes	8.994	02/01/24		400	141,000
Sr. Unsec’d. Notes	9.750	11/01/28		3,075	1,007,062
					3,244,488
Zambia 0.0%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500	04/14/24(d)		340	254,329

Total Sovereign Bonds (cost $137,645,760)					106,319,895

	Shares
Common Stocks 4.4%
Luxembourg 0.3%
Intelsat Emergence SA*	51,374	1,666,444
Spain 0.0%
Codere New Topco SA^	36,655	—
United States 4.1%
CEC Entertainment, Inc.*	34,226	682,398
Chesapeake Energy Corp.	174,825	14,339,147
Chesapeake Energy Corp. Backstop Commitment	1,314	107,774
Civitas Resources, Inc.	46,776	2,742,009

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Ferrellgas Partners LP (Class B Stock)	18,479	$3,972,985
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $1,545,243; purchased 02/28/19 )*^(f)	14,397	2,015,580
		23,859,893

Total Common Stocks (cost $8,667,957)		25,526,337
Rights* 0.0%
Luxembourg
Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^	5,379	10,253
Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^	5,379	1,890

Total Rights (cost $0)		12,143

	Units
Warrants* 0.0%
United States
TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21 )^(f) (cost $0)	1,033,339	4,857

Total Long-Term Investments (cost $762,450,744)		670,418,449

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Short-Term Investment 3.4%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $19,276,086)	19,276,086	$19,276,086

TOTAL INVESTMENTS 119.3% (cost $781,726,830)		689,694,535
Liabilities in excess of other assets(z) (19.3)%		(111,413,074)

Net Assets 100.0%		$578,281,461

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,556,876 and 1.8% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $281,870,040 segregated as collateral for amount of $129,000,000 borrowed and outstanding as of April 30, 2022.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $7,779,627. The aggregate value of $6,821,785 is 1.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at April 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/06/22	HSBC Bank PLC	GBP	42,579	$54,177,149	$53,540,033	$—	$(637,116)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	4,725	6,146,126	5,940,968	—	(205,158)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	2,174	2,855,021	2,733,324	—	(121,697)
Expiring 06/06/22	Citibank, N.A.	GBP	511	641,485	642,518	1,033	—
Euro,
Expiring 05/06/22	HSBC Bank PLC	EUR	652	726,483	688,350	—	(38,133)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	102,109	109,026,089	107,748,507	—	(1,277,582)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	6,484	7,237,758	6,842,569	—	(395,189)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	4,537	5,063,929	4,787,562	—	(276,367)
Expiring 06/02/22	Citibank, N.A.	EUR	3,162	3,339,747	3,340,703	956	—
				$189,213,787	$186,264,534	1,989	(2,951,242)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	49,477	$64,761,415	$62,214,324	$2,547,091	$—
Expiring 06/06/22	HSBC Bank PLC	GBP	42,579	54,175,531	53,542,142	633,389	—
Euro,
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	113,782	124,939,712	120,066,988	4,872,724	—
Expiring 06/02/22	JPMorgan Chase Bank, N.A.	EUR	102,109	109,152,091	107,884,583	1,267,508	—
				$353,028,749	$343,708,037	9,320,712	—
						$9,322,701	$(2,951,242)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Credit default swap agreement outstanding at April 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	06/20/22	5.000%(Q)	550	0.941%	$6,421	$2,735	$3,686	Credit Suisse International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Value at Trade Date		Value at April 30, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.EM.37.V1	06/20/27	1.000%(Q)		18,925	$1,188,395		$1,494,207		$305,812
iTraxx.XO.37.V1	06/20/27	5.000%(Q)	EUR	38,325	(1,627,606)		(1,478,827)		148,779
					$(439,211)		$15,380		$454,591
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).